Related Party Disclosures (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Start-up Costs	€ 6,000
Agreement terms	Under the License Agreement, Biofrontera will supply Ameluz® to Maruho at cost plus 25%, while Maruho has an obligation to use commercially reasonable efforts to develop, register and commercialize Ameluz® in all countries in the Applicable Territory. Under the license agreement, Maruho has made a one-time payment of EUR 6 million to Biofrontera AG. Further future payments will be due upon the achievement of certain regulatory and sales milestones. Maruho will also pay royalties of initially 6% of net sales in the countries of the scope, which may increase to 12% depending on sales volumes and will decrease in the event of generic launches in these countries.
Granzer Regulatory Consulting & Services [Member]
Statement Line Items [Line Items]
Advisory services cost	€ 0	€ 1
Statutory value added tax at the current rate		19.00%
USD [Member]
Statement Line Items [Line Items]
Start-up Costs	€ 7,300